Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue
Health care services	€ 3,400,221	€ 3,613,869	€ 6,725,680	€ 7,208,532
Health care products	919,949	943,476	1,804,615	1,836,609
Revenue	4,320,170	4,557,345	8,530,295	9,045,141
Revenue from contracts with customers
Revenue
Health care services	3,305,679	3,534,969	6,538,815	7,050,541
Health care products	890,792	914,986	1,740,412	1,785,348
Revenue	4,196,471	4,449,955	8,279,227	8,835,889
Other revenue
Revenue
Health care services	94,542	78,900	186,865	157,991
Health care products	29,157	28,490	64,203	51,261
Revenue	€ 123,699	€ 107,390	€ 251,068	€ 209,252